Investments in associates (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Basis of Consolidation
Cosan’s subsidiaries are listed below:

	December 31, 2019	December 31, 2018
Directly owned subsidiaries
Cosan Logística S.A.	73.49%	72.50%
Cosan S.A.	64.59%	60.25%
Cosan Limited Partners Brasil Consultoria Ltda.	60.00%	60.00%
Sinlog Tecnologia em Logística S.A. (i)	47.62%	—
Interest of Cosan S.A. in its subsidiaries
Cosan Cayman II Limited	100.00%	100.00%
Cosan Global Limited	100.00%	100.00%
Cosan Investimentos e Participações S.A.	100.00%	100.00%
Cosan Luxembourg S.A. (ii)	100.00%	100.00%
Cosan Overseas Limited	100.00%	100.00%
Pasadena Empreendimentos e Participações S.A. (ii)	100.00%	100.00%
Distribuidora de Gás Participações S.A. (iii)	100.00%	—
Companhia de Gás de São Paulo – COMGÁS	99.15%	80.12%
Payly Soluções de Pagamentos S.A. (iv)	75.00%	100.00%
Cosan Lubes Investments Limited	70.00%	100.00%
Rumo S.A.	1.71%	1.71%
Cosan Logística S.A.	0.10%	0.10%
Cosan Biomassa S.A. (v)	—	81.50%
Interest of Cosan Lubes Investments Limited in its subsidiaries
Cosan Cinco S.A.	100.00%	100.00%
Cosan Lubrificantes e Especialidades S.A.	100.00%	100.00%
Moove Lubricants Limited	100.00%	100.00%
Stanbridge Group Limited	100.00%	100.00%
Wessesx Petroleum Limited	100.00%	100.00%
Airport Energy Limited	100.00%	100.00%
Airport Energy Services Limited	100.00%	100.00%
Cosan Lubrificantes S.R.L.	100.00%	100.00%
Lubrigrupo II - Comércio e Distribuição de Lubrificantes S.A.	100.00%	100.00%
Commercial Lubricants Moove Corp	100.00%	100.00%
Cosan Paraguay S.A.	100.00%	100.00%
Cosan US, Inc.	100.00%	100.00%
Ilha Terminal Distribuição de Produtos Químicos	100.00%	100.00%
Zip Lube S.A.	100.00%	100.00%
TTA – SAS Techniques et Technologie Appliquées	75.00%	75.00%

	December 31, 2019	December 31, 2018
Interest of Cosan Logística S.A. in its subsidiaries
Rumo S.A.	28.47%	28.47%
Rumo Malha Oeste S.A.	28.47%	28.47%
Rumo Malha Paulista S.A.	28.47%	28.47%
Rumo Malha Sul S.A.	28.47%	28.47%
Rumo Malha Norte S.A.	28.40%	28.40%
Rumo Malha Central S.A.	28.47%	—
Elevações Portuárias S.A.	28.47%	28.47%
Logispot Armazéns Gerais S.A.	14.52%	14.52%
Rumo Luxembourg Sarl	28.47%	28.47%
Rumo Intermodal S.A.	28.47%	28.47%
Boswells S.A.	28.47%	28.47%
ALL Argentina S.A.	28.47%	28.47%
Paranaguá S.A.	28.47%	28.47%
ALL Armazéns Gerais Ltda.	28.47%	28.47%
Portofer Ltda.	28.47%	28.47%
ALL Mesopotâmica S.A.	20.09%	20.09%
ALL Central S.A.	20.94%	20.94%
Servicios de Inversión Logística Integrales S.A.	28.47%	28.47%
Brado Logística e Participações S.A.	17.71%	17.71%
Brado Logística S.A.	17.71%	17.71%

(i)	Company acquired on August 31, 2019 for R$5,000.

(ii)	Management has concluded that there are no material uncertainties that cast doubt on the continuity of the subsidiaries. The subsidiaries have the financial support of the Company.

(iii)	Currently known as Compass Gás e Energia S.A. (See Note 25).

(iv)
On September 2, 2019, Cosan S.A. disposed of 25% of the share capital of Payly to Manzat Inversiones AUU S.A. (“Manzat”) for R$11,215 and entered into an investment agreement with Manzat in relation to Payly.

(v)
On December 2, 2019, Cosan S.A. sold its shares in Cosan Biomassa S.A. to Raízen Energia (Note 24). The comparative consolidated statement of profit or loss and statements of cash flows have been restated to show the discontinued operation separately from continuing operations.

Summary of Information in Associates of Company and Company's Ownership
Set out below are the associates as at December 31, 2019, which are material to the Company:

	Shares issued by the associate	Shares held by Cosan	Cosan ownership interest	Economic benefit
Radar II Propriedades Agrícolas S.A.	81,440,221	24,920,708	51.00%	3.00%
Radar Propriedades Agrícolas S.A.	1,735,703	531,125	51.00%	2.51%
Tellus Brasil Participações S.A.	120,920,492	61,359,624	50.74%	5.00%
Janus Brasil Participações S.A.	136,928,272	69,361,678	50.77%	5.00%

	At January 1, 2019	Interest in earnings of subsidiaries	Sales or purchase of interests	Other comprehensive income	Dividends (ii)	Increase/ reduction of capital	Other	At December 31, 2019
Tellus Brasil Participações S.A.	101,109	4,667	—	—	(3,434)	—	—	102,342
Novvi Limited Liability Company (i)	13,449	168	—	(136)	—	—	(13,481)	—
Janus Brasil Participações S.A.	93,821	5,213	—	—	(4,060)	31,113	—	126,087
Radar Propriedades Agrícolas S.A .	59,584	1,475	—	142	(1,341)	—	—	59,860
Radar II Propriedades Agrícolas S.A .	32,236	1,528	—	27	(1,816)	—	—	31,975
Usina Santa Luiza S.A.	29,209	(29,209)	—	—	—	—	—	—
Other	49,111	17,389	5,655	—	(8,236)	—	(6,476)	57,443

	378,519	1,231	5,655	33	(18,887)	31,113	(19,957)	377,707

(i)	The Company decided to sell the Novvi subsidiary interest to Amyris, Inc, in order to increase the focus on its strategic businesses, on October 31, 2019.

(ii)	Dividends declared and unpaid in the amount of R$1,197 at Rumo’s subsidiaries.

	At January 1, 2018	Interest in earnings of subsidiaries	Other comprehensive income	Dividends	Increase/ reduction of capital	At December 31, 2018
Tellus Brasil Participações S.A.	98,723	5,618	—	(3,232)	—	101,109
Novvi Limited Liability Company	11,756	(524)	2,217	—	—	13,449
Janus Brasil Participações S.A.	51,426	9,142	—	(4,386)	37,639	93,821
Radar Propriedades Agrícolas S.A	57,532	2,528	202	(678)	—	59,584
Radar II Propriedades Agrícolas S.A	31,126	1,634	42	(566)	—	32,236
Usina Santa Luiza S.A.	4,389	22,987	—	—	1,833	29,209
Other	52,797	3,681	741	(8,108)	—	49,111

	307,749	45,066	3,202	(16,970)	39,472	378,519

Summary of Financial Information of Associates
Financial information of associates:

	December 31, 2019				December 31, 2018
	Assets	Liabilities	Shareholders’ equity	Profit for the year	Assets	Liabilities	Shareholders’ equity	Profit for the year
Radar Propriedades Agrícolas S.A.	2,259,400	(309,910)	1,949,490	58,709	2,240,694	(302,946)	1,937,748	100,628
Radar II Propriedades Agrícolas S.A.	821,183	(19)	821,164	50,920	829,739	(18)	829,721	54,509
Novvi Limited Liability Company	—	—	—	—	81,729	(6,255)	75,474	11,750
Tellus Brasil Participações Ltda.	2,137,559	(136,375)	2,001,184	91,431	2,097,536	(120,783)	1,976,753	110,185
Janus Brasil Participações S.A.	2,632,321	(160,167)	2,472,154	97,652	1,981,825	(142,347)	1,839,478	133,134
Usina Santa Luiza S.A.	—	—	—	—	110,629	(22,993)	(87,636)	(74,467)

Summary of Non-controlling Interests in Subsidiaries
Set out below is summarized financial information for each subsidiary that has non-controlling
interests that are material to the group. The amounts disclosed for each subsidiary are before inter-company elimination.

	Shares issued by the subsidiary	Shares held by non–controlling shareholders	Non–controlling interest
Comgás	132,520,587	1,124,363	0.85%
Logispot	2,040,816	1,000,000	49.00%
Rumo	1,559,015,898	1,115,164,072	71.53%
Brado Participações	12,962,963	4,897,407	37.78%
Rumo Malha Norte	1,189,412,363	3,144,187	0.26%
CLI	34,963,764	10,489,129	30.00%
Cosan S.A.	394,210,000	139,589,761	35.41%
Cosan Logística S.A.	463,224,241	122,800,746	26.51%
Payly	44,861,170	11,215,293	25.00%
Sinlog Tecnologia em Logística S.A.	21,000	10,000	47.62%
TTA	10,521	2,630	25.00%
The following table summarizes the information relating to each of the Company’s subsidiaries that has material non-controlling
interests, before any intra-group elimination.

	At January 1, 2019	Interest in earnings of subsidiaries	Sales or purchase of interests	Other comprehensive income	Dividends	New standards adopted (Note 3.3)	Capital increase / (decrease)	Other	At December 31, 2019
Cosan S.A.	3,765,964	988,382	(849,033)	(94,672)	(203,977)	—	—	(1,789)	3,604,875
Cosan Logística	630,333	59,016	(21,187)	—	—	(37,370)	—	(607)	630,185
Comgás	987,358	40,455	(972,988)	(560)	(16,969)	—	(12,727)	—	24,569
CLI	—	18,715	451,267	516	—	—	—	—	470,498
Rumo S.A.	5,929,151	463,594	—	1,930	—	(340,050)	—	4,348	6,058,973
Logispot Armazéns Agrícolas S.A.	34,656	172	—	—	(610)	—	—	—	34,218
Other	7,491	6,698	4,567	866	(1,859)	—	789	(3,254)	15,298

	11,354,953	1,577,032	(1,387,374)	(91,920)	(223,415)	(377,420)	(11,938)	(1,302)	10,838,616

	At January 1, 2018	Interest in earnings of subsidiaries	Sales or purchase of interests	Other comprehensive income	Dividends	New standards adopted	Business combination	Other	At December 31, 2018
Cosan S.A.	3,795,050	632,964	(448,538)	(17,456)	(216,702)	(3,381)	—	24,027	3,765,964
Cosan Logística	607,284	20,538	404	875	—	(77)	—	1,309	630,333
Comgás	850,595	250,774	12,287	(6,418)	(118,945)	(1,280)	—	345	987,358
Rumo S.A.	5,732,763	197,616	—	7,999	(2,742)	—	—	(6,485)	5,929,151
Logispot Armazéns Agrícolas S.A.	34,588	90	—	—	(22)	—	—	—	34,656
Other	376	5,750	—	(795)	(5,039)	—	7,199	—	7,491

	11,020,656	1,107,732	(435,847)	(15,795)	(343,450)	(4,738)	7,199	19,196	11,354,953

Summary of Financial Statements
Summarized statement of financial position:

	Comgás		Cosan S.A.		Cosan Logística S.A.		Rumo S.A.
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018
Current
Assets	2,792,056	3,223,524	5,704,933	2,076,250	4,396	7,147	1,302,485	297,823
Liabilities	(2,807,891)	(1,915,211)	(2,437,233)	(927,622)	(4,094)	(1,806)	(1,105,899)	(365,275)

Net current assets	(15,835)	1,308,313	3,267,700	1,148,628	302	5,341	196,586	(67,452)
Non-current
Assets	9,246,044	8,836,357	15,107,843	16,190,849	2,376,550	2,286,503	12,271,883	10,928,252
Liabilities	(6,343,690)	(4,981,805)	(7,821,809)	(7,410,762)	—	—	(4,124,193)	(2,832,600)

Net non-current assets	2,902,354	3,854,552	7,286,034	8,780,087	2,376,550	2,286,503	8,147,690	8,095,652
Equity	2,886,519	5,162,865	10,553,734	9,928,715	2,376,852	2,291,844	8,344,276	8,028,200

Summarized statement of profit or loss and other comprehensive income:

	Cosan S.A.			Cosan Logística S.A.
	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2019	December 31, 2018	December 31, 2017
Profit before taxes	2,548,401	1,190,893	1,606,191	213,937	74,643	(78,218)
Income tax expenses	(134,017)	(10,342)	(290,867)	—	—	(1,297)
Profit (loss) for the year	2,414,384	1,180,551	1,315,324	213,937	74,643	(79,515)
Other comprehensive income (loss)	(253,507)	(40,348)	179,645	790	3,184	394

Total comprehensive income	2,160,877	1,140,203	1,494,969	214,727	77,827	(79,121)

Comprehensive income attributable to non-controlling interests	765,167	606,490	622,254	56,924	21,395	(21,707)
Dividends paid	389,256	446,295	376,679	—	—	—

	Comgás			Rumo S.A.
	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2019	December 31, 2018	December 31, 2017
Net sales	9,514,222	6,840,011	5,537,857	596,415	645,088	734,84
Profit before taxes	1,993,963	1,799,963	795,629	779,228	285,887	(293,290)
Income tax expenses	(626,784)	(540,995)	(235,972)	(991)	(21,530)	32,483
Profit (loss) for the year	1,367,179	1,258,968	559,657	778,237	264,357	(260,807)
Other comprehensive income (loss)	—	(32,300)	(15,585)	2,716	11,182	1,383

Total comprehensive income	1,367,179	1,226,668	544,072	780,953	275,539	(259,424)

Comprehensive income attributable to non-controlling interests	10,967	243,835	109,501	558,616	192,368	(185,566)
Dividends paid	2,010,101	756,767	1,121,407	4,233	3,346	—

Summarized statements of cash flows:

	Cosan S.A.			Cosan Logística S.A.
	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2019	December 31, 2018	December 31, 2017
Net cash generated by (used in) operating activities	122,639	1,114,880	98,643	(2,561)	(2,688)	(3,481)
Net cash generated by (used in) investing activities	3,500,958	1,097,236	1,126,170	381	382	(748,482)
Net cash provided by (used in) financing activities	(1,060,967)	(1,428,044)	(2,147,738)	—	2,584	753,853

Increase (decrease) in cash and cash equivalents	2,562,630	784,072	(922,925)	(2,180)	278	1,890
Cash and cash equivalents at the beginning of year	928,077	144,005	1,066,930	2,183	1,905	15

Cash and cash equivalents at the end of year	3,490,707	928,077	144,005	3	2,183	1,905

	Comgás			Rumo S.A.
	December 31, 2019	December 31, 2018	December 31, 2017	December 31, 2019	December 31, 2018	December 31, 2017
Net cash generated by (used in) operating activities	2,512,303	1,573,171	1,637,103	197,313	166,085	(529,337)
Net cash generated by (used in) investing activities	202,037	(1,121,605)	(634,776)	(929,861)	32,164	(1,434,807)
Net cash provided by (used in) financing activities	(2,233,548)	(1,576,470)	(1,383,142)	1,432,659	(198,584)	1,962,035

Increase (decrease) in cash and cash equivalents	480,792	(1,124,904)	(380,815)	700,111	(335)	(2,109)
Cash and cash equivalents at the beginning of year	602,618	1,727,520	2,108,336	595	930	3,039

Cash and cash equivalents at the end of year	1,083,410	602,616	1,727,521	700,706	595	930